Income Taxes - Reconciliation of effective tax rate (Details)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory rate	(34.00%)	(34.00%)	(34.00%)
Imputed interest income on intercompany receivables from foreign subsidiaries	6.00%	5.00%	3.00%
Nondeductible or non-taxable items	1.30%	4.00%	(4.00%)
Change in Canadian NOL carryforwards due to future tax rate changes	0.00%	0.00%	20.00%
Other temporary differences	(14.00%)	18.00%	18.00%
Change in valuation allowance	29.00%	(3.00%)	(3.00%)
Effective tax rate